Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Lease payments	€ 12,933	€ 9,810
Less future finance charges	1,211	214
Present value of lease liability	11,722	9,596
Less amount due for settlement within 12 months	3,479	4,652
Amount due for settlement within 12 months	8,243	4,944
Less than 1 year
Lease liabilities
Lease payments	3,830	4,779
Present value of lease liability	3,479	4,652
In the second to fifth years inclusive
Lease liabilities
Lease payments	7,307	5,031
Present value of lease liability	6,592	€ 4,944
More than 5 years
Lease liabilities
Lease payments	1,796
Present value of lease liability	€ 1,651